Other Receivables and Prepayments	6 Months Ended
Sep. 30, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
3.	OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	September 30, 2021	March 31, 2021
Referral services	$-	$-
Advance to service providers	515,443	8,005
Deposits for leases due within one operating period	3,795	534
Interest receivables	-	-
The buyer of convertible notes	-	5,419,972
Prepaid tax	96,876	61,211
Others	811,395	82,039
	1,427,509	5,571,761
Allowance for doubtful accounts	(66,542)	(65,558)
	$1,360,967	$5,506,203